UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2602

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents
PIMCO Dividend and Income Builder Fund

PIMCO EqS Dividend Fund

PIMCO EqS Emerging Markets Fund

PIMCO Emerging Multi-Asset Fund

PIMCO EqS Pathfinder Fund™

Schedule of Investments

PIMCO Dividend and Income Builder Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ASSET-BACKED SECURITIES 0.2%
UNITED STATES 0.2%
Amortizing Residential Collateral Trust
0.782% due 06/25/2032	$33	$27
Countrywide Asset-Backed Certificates
0.752% due 05/25/2035	13	13
0.802% due 04/25/2034	16	12
Structured Asset Securities Corp.
0.292% due 02/25/2037	11	11

Total Asset-Backed Securities (Cost $56)		63

	SHARES
COMMON STOCKS 69.3%
AUSTRALIA 1.4%
MATERIALS 1.4%
Kingsgate Consolidated Ltd.	56,209	373

Total Australia		373

BRAZIL 2.1%
CONSUMER STAPLES 1.1%
Natura Cosmeticos S.A.	12,500	272

UTILITIES 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo SP - ADR	3,531	270

Total Brazil		542

CANADA 4.1%
CONSUMER DISCRETIONARY 2.0%
Groupe Aeroplan, Inc.	43,058	532

ENERGY 2.1%
Canadian Oil Sands Ltd.	25,579	540

Total Canada		1,072

CHINA 3.7%
INDUSTRIALS 3.7%
Guangshen Railway Co. Ltd.	572,000	222
Jiangsu Expressway Co. Ltd.	382,000	369
Zhejiang Expressway Co. Ltd.	504,000	373

Total China		964

CZECH REPUBLIC 1.2%
UTILITIES 1.2%
CEZ A/S	7,463	321

Total Czech Republic		321

FRANCE 3.6%
ENERGY 1.9%
Total S.A.	9,661	493

HEALTH CARE 1.7%
Sanofi	5,976	464

Total France		957

HONG KONG 2.6%
INDUSTRIALS 1.4%
Yuexiu Transport Infrastructure Ltd.	750,000	375

MATERIALS 1.2%
Huabao International Holdings Ltd.	482,000	312

Total Hong Kong		687

	0000000000	0000000000

JAPAN 1.7%
MATERIALS 1.7%
Asahi Holdings, Inc.	20,500	444

Total Japan		444

MACAU 1.0%
CONSUMER DISCRETIONARY 1.0%
Wynn Macau Ltd.	89,600	264

Total Macau		264

NETHERLANDS 1.0%
ENERGY 1.0%
Royal Dutch Shell PLC ‘A’	7,907	277

Total Netherlands		277

NORWAY 1.4%
INDUSTRIALS 1.4%
Orkla ASA	47,021	372

Total Norway		372

QATAR 1.0%
UTILITIES 1.0%
Qatar Electricity & Water Co.	6,823	272

Total Qatar		272

SOUTH AFRICA 2.3%
TELECOMMUNICATION SERVICES 2.3%
MTN Group Ltd.	15,582	275
Vodacom Group Ltd.	22,584	318

Total South Africa		593

SPAIN 2.1%
UTILITIES 2.1%
Enagas S.A.	28,901	556

Total Spain		556

SWITZERLAND 5.4%
HEALTH CARE 5.4%
Novartis AG	13,346	739
Roche Holding AG	3,957	688

Total Switzerland		1,427

THAILAND 1.4%
INDUSTRIALS 1.4%
Bangkok Expressway PCL	529,100	371

Total Thailand		371

UNITED KINGDOM 11.6%
CONSUMER STAPLES 3.5%
Reckitt Benckiser Group PLC	12,262	694
SABMiller PLC	5,898	237

		931

FINANCIALS 2.6%
HSBC Holdings PLC	52,135	463
IG Group Holdings PLC	30,523	220

		683

INDUSTRIALS 3.8%
Carillion PLC	92,205	440
G4S PLC	126,058	549

		989

		0000000000	0000000000

TELECOMMUNICATION SERVICES 1.7%
Vodafone Group PLC		160,734	443

Total United Kingdom			3,046

UNITED STATES 21.7%
CONSUMER STAPLES 2.1%
Wal-Mart Stores, Inc.		8,936	547
FINANCIALS 4.5%
JPMorgan Chase & Co.		7,784	358
Solar Capital Ltd.		11,875	262
U.S. Bancorp		17,601	558

			1,178

HEALTH CARE 7.9%
Baxter International, Inc.		10,668	638
Medtronic, Inc.		17,522	686
Pfizer, Inc.		32,870	745

			2,069

INDUSTRIALS 2.8%
Lockheed Martin Corp.		8,229	739

INFORMATION TECHNOLOGY 3.4%
Intel Corp.		9,400	264
Microsoft Corp.		20,024	646

			910

MATERIALS 1.0%
E.I. du Pont de Nemours & Co.		4,988	264

Total United States			5,707

Total Common Stocks (Cost $17,787)			18,245

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 19.1%
BRAZIL 0.8%
INDUSTRIALS 0.8%
Braskem Finance Ltd.
7.000% due 05/07/2020		$100	113
Petrobras International Finance Co.
5.375% due 01/27/2021		100	108

Total Brazil			221

CAYMAN ISLANDS 1.0%
BANKING & FINANCE 1.0%
IPIC GMTN Ltd.
5.000% due 11/15/2020		250	257

Total Cayman Islands			257

FRANCE 1.1%
BANKING & FINANCE 0.5%
Banque PSA Finance S.A.
2.368% due 04/04/2014		50	48
RCI Banque S.A.
4.600% due 04/12/2016		100	101

			149

INDUSTRIALS 0.6%
Rhodia S.A.
7.000% due 05/15/2018	EUR	100	149

Total France			298

IRELAND 0.4%
INDUSTRIALS 0.4%
RZD Capital Ltd.
5.739% due 04/03/2017		$100	106

Total Ireland			106

JAPAN 0.5%
UTILITIES 0.5%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	100	128

Total Japan			128

LUXEMBOURG 1.8%
BANKING & FINANCE 0.5%
Fiat Finance & Trade S.A.
7.625% due 09/15/2014		100	139

INDUSTRIALS 0.9%
ArcelorMittal
7.000% due 10/15/2039		$100	96
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020	EUR	100	136

			232

UTILITIES 0.4%
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$100	109

Total Luxembourg			480

		00000000000	00000000000

MEXICO 0.7%
INDUSTRIALS 0.3%
America Movil S.A.B. de C.V.
8.460% due 12/18/2036	MXN	1,000	76

UTILITIES 0.4%
Petroleos Mexicanos
6.500% due 06/02/2041		$100	113

Total Mexico			189

NETHERLANDS 0.8%
INDUSTRIALS 0.8%
Schaeffler Finance BV
7.750% due 02/15/2017		100	106
UPC Holding BV
9.875% due 04/15/2018		100	111

Total Netherlands			217

NORWAY 0.4%
BANKING & FINANCE 0.4%
Eksportfinans ASA
1.600% due 03/20/2014	JPY	10,000	113

Total Norway			113

PUERTO RICO 0.4%
INDUSTRIALS 0.4%
Warner Chilcott Co. LLC
7.750% due 09/15/2018		$100	105

Total Puerto Rico			105

QATAR 1.1%
UTILITIES 1.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		250	281

Total Qatar			281

UNITED ARAB EMIRATES 0.4%
INDUSTRIALS 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		84	92

Total United Arab Emirates			92

UNITED KINGDOM 2.0%
BANKING & FINANCE 1.6%
Abbey National Treasury Services PLC
2.137% due 04/25/2014		100	97
LBG Capital PLC
15.000% due 12/21/2019	GBP	100	198
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	100	126

			421

INDUSTRIALS 0.4%
Ineos Group Holdings Ltd.
8.500% due 02/15/2016		$100	95

Total United Kingdom			516

UNITED STATES 6.5%
BANKING & FINANCE 2.9%
Ally Financial, Inc.
6.750% due 12/01/2014		100	104

		0000000000	0000000000

Bank of America Corp.
6.000% due 09/01/2017		100	109
Cantor Fitzgerald LP
7.875% due 10/15/2019		100	100
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		100	99
International Lease Finance Corp.
6.500% due 09/01/2014		100	106
Morgan Stanley
7.300% due 05/13/2019		100	108
SLM Corp.
1.206% due 06/17/2013	EUR	100	129

			755

INDUSTRIALS 2.9%
Altria Group, Inc.
10.200% due 02/06/2039		$100	155
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		100	106
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		95	101
HCA, Inc.
6.500% due 02/15/2020		100	105
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		100	104
Reynolds Group Issuer, Inc.
9.875% due 08/15/2019		100	102
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	86

			759

UTILITIES 0.7%
NGPL PipeCo LLC
7.119% due 12/15/2017		100	91
NRG Energy, Inc.
7.875% due 05/15/2021		100	97

			188

Total United States			1,702

VIRGIN ISLANDS (BRITISH) 1.2%
INDUSTRIALS 0.7%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		200	192

UTILITIES 0.5%
TNK-BP Finance S.A.
7.875% due 03/13/2018		100	117

Total Virgin Islands (British)			309

Total Corporate Bonds & Notes (Cost $4,852)			5,014

SOVEREIGN ISSUES 0.3%
MEXICO 0.3%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	1,000	81

Total Sovereign Issues (Cost $80)			81

SHORT-TERM INSTRUMENTS 10.9%

	0000000000	0000000000

REPURCHASE AGREEMENTS 2.9%
Credit Suisse Securities (USA) LLC
0.100% due 04/02/2012	$300	300
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 08/31/2018 valued at $306. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	459	459
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $468. Repurchase proceeds are $459.)

		759

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 8.0%
PIMCO Short-Term Floating NAV Portfolio	209,584	2,100

Total Short-Term Instruments (Cost $2,859)		2,859

Total Investments 99.8% (Cost $25,634)		$26,262
Other Assets and Liabilities (Net) 0.2%		52

Net Assets 100.0%		$26,314

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	285	04/2012	BRC	$0	$0	$0
Sell		484	04/2012	BRC	7	(1)	6
Sell		88	04/2012	CBK	1	0	1
Buy		2	04/2012	DUB	0	0	0
Buy		20	04/2012	GSC	0	0	0
Sell		65	05/2012	CBK	0	0	0
Sell	BRL	187	04/2012	BRC	6	0	6
Sell		62	04/2012	JPM	2	0	2
Buy		664	04/2012	MSC	0	(22)	(22)
Sell		415	04/2012	MSC	11	0	11
Sell		84	06/2012	HUS	3	0	3
Sell		945	06/2012	MSC	22	0	22
Buy	CAD	41	04/2012	GSC	0	0	0
Sell	CHF	330	04/2012	BRC	4	0	4
Sell		127	04/2012	CBK	1	(1)	0
Buy		493	04/2012	JPM	3	0	3
Sell		36	04/2012	UAG	0	0	0
Sell		120	05/2012	CBK	0	0	0
Sell		493	05/2012	JPM	0	(4)	(4)
Sell	CZK	785	05/2012	BRC	0	0	0
Sell		2,121	05/2012	CBK	0	(3)	(3)
Sell		1,484	05/2012	GST	0	(3)	(3)
Sell		1,244	05/2012	HUS	0	0	0
Buy	EUR	198	04/2012	BRC	1	0	1
Sell		144	04/2012	BRC	2	0	2
Sell		54	04/2012	DUB	0	(1)	(1)
Buy		109	04/2012	GSC	0	0	0
Sell		14	05/2012	CBK	0	0	0
Sell		481	05/2012	DUB	0	(5)	(5)
Sell		198	06/2012	BRC	0	(1)	(1)
Sell	GBP	574	04/2012	BRC	0	(7)	(7)
Sell		134	04/2012	CBK	0	(1)	(1)
Buy		14	04/2012	DUB	0	0	0
Sell		224	04/2012	HUS	0	(6)	(6)
Buy		1,130	04/2012	JPM	9	0	9
Sell		147	04/2012	MSC	0	(5)	(5)
Sell		65	04/2012	UAG	0	(1)	(1)
Sell		184	05/2012	CBK	0	(2)	(2)
Sell		1,130	06/2012	JPM	0	(9)	(9)
Buy	NOK	939	04/2012	BRC	2	0	2
Sell		939	04/2012	BRC	2	0	2
Sell		939	05/2012	BRC	0	(2)	(2)
Sell		351	05/2012	CBK	0	(1)	(1)
Sell		289	05/2012	JPM	0	0	0
Buy	PLN	459	05/2012	BRC	1	0	1
Sell		178	05/2012	CBK	0	(3)	(3)
Sell		68	05/2012	DUB	0	0	0
Sell		213	05/2012	JPM	0	(3)	(3)
Buy	THB	687	04/2012	JPM	0	0	0
Sell		8,898	05/2012	BRC	0	0	0
Sell		585	05/2012	CBK	0	0	0
Sell		1,426	05/2012	HUS	1	0	1
Buy	ZAR	52	04/2012	CBK	0	0	0
Buy		158	04/2012	MSC	0	0	0
Buy		19	04/2012	UAG	0	0	0
Sell		863	07/2012	BRC	0	(1)	(1)
Sell		1,544	07/2012	CBK	1	(2)	(1)
Sell		1,241	07/2012	DUB	0	(9)	(9)
Sell		792	07/2012	HUS	0	0	0

					$79	$(93)	$(14)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Asset-Backed Securities
United States	$0	$63	$0	$63
Common Stocks
Australia
Materials	0	373	0	373
Brazil
Consumer Staples	272	0	0	272
Utilities	270	0	0	270
Canada
Consumer Discretionary	532	0	0	532
Energy	540	0	0	540
China
Industrials	0	964	0	964
Czech Republic
Utilities	321	0	0	321
France
Energy	0	493	0	493
Health Care	0	464	0	464
Hong Kong
Industrials	0	375	0	375
Materials	0	312	0	312
Japan
Materials	0	444	0	444
Macau
Consumer Discretionary	0	264	0	264
Netherlands
Energy	0	277	0	277
Norway
Industrials	0	372	0	372
Qatar
Utilities	272	0	0	272
South Africa
Telecommunication Services	0	593	0	593
Spain
Utilities	0	556	0	556
Switzerland
Health Care	0	1,427	0	1,427
Thailand
Industrials	0	371	0	371
United Kingdom
Consumer Staples	0	931	0	931
Financials	0	683	0	683
Industrials	0	989	0	989
Telecommunication Services	0	443	0	443
United States
Consumer Staples	547	0	0	547
Financials	1,178	0	0	1,178
Health Care	2,069	0	0	2,069
Industrials	739	0	0	739
Information Technology	910	0	0	910
Materials	264	0	0	264
Corporate Bonds & Notes
Brazil
Industrials	0	221	0	221
Cayman Islands
Banking & Finance	0	257	0	257
France
Banking & Finance	0	149	0	149
Industrials	0	149	0	149
Ireland
Industrials	0	106	0	106
Japan
Utilities	0	128	0	128
Luxembourg
Banking & Finance	0	139	0	139
Industrials	0	232	0	232
Utilities	0	109	0	109
Mexico
Industrials	0	76	0	76
Utilities	0	113	0	113
Netherlands
Industrials	0	217	0	217
Norway
Banking & Finance	0	113	0	113
Puerto Rico
Industrials	0	105	0	105
Qatar
Utilities	0	281	0	281
United Arab Emirates
Industrials	0	92	0	92
United Kingdom
Banking & Finance	0	421	0	421
Industrials	0	95	0	95
United States
Banking & Finance	0	755	0	755
Industrials	0	658	101	759

Utilities	0	188	0	188
Virgin Islands (British)
Industrials	0	192	0	192
Utilities	0	117	0	117
Sovereign Issues
Mexico	0	81	0	81
Short-Term Instruments
Repurchase Agreements	0	759	0	759
PIMCO Short-Term Floating NAV Portfolios	2,100	0	0	2,100
	$10,014	$16,147	$101	$26,262

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$79	$0	$79

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(93)	$0	$(93)

Totals	$10,014	$16,133	$101	$26,248

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 12/14/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
Corporate Bonds & Notes United States Industrials	$0	$101	$0	$0	$0	$0	$0	$0	$101	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO EqS Dividend Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	SHARES	MARKET VALUE (000s)
COMMON STOCKS 92.8%
AUSTRALIA 1.8%
MATERIALS 1.8%
Kingsgate Consolidated Ltd.	396,556	$2,633

Total Australia		2,633

BRAZIL 2.4%
CONSUMER STAPLES 1.0%
Natura Cosmeticos S.A.	66,100	1,438

UTILITIES 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo SP - ADR	26,811	2,054

Total Brazil		3,492

CANADA 5.5%
CONSUMER DISCRETIONARY 2.8%
Groupe Aeroplan, Inc.	323,462	3,999

ENERGY 2.7%
Canadian Oil Sands Ltd.	182,248	3,844

Total Canada		7,843

CHINA 5.1%
INDUSTRIALS 5.1%
Guangshen Railway Co. Ltd.	4,380,000	1,698
Jiangsu Expressway Co. Ltd.	2,858,000	2,759
Zhejiang Expressway Co. Ltd.	3,758,000	2,785

Total China		7,242

CZECH REPUBLIC 1.6%
UTILITIES 1.6%
CEZ A/S	54,631	2,347

Total Czech Republic		2,347

FRANCE 4.9%
ENERGY 2.5%
Total S.A.	70,532	3,603

HEALTH CARE 2.4%
Sanofi	43,715	3,392

Total France		6,995

HONG KONG 3.0%
INDUSTRIALS 1.5%
Yuexiu Transport Infrastructure Ltd.	4,254,000	2,125

MATERIALS 1.5%
Huabao International Holdings Ltd.	3,318,000	2,147

Total Hong Kong		4,272

JAPAN 2.3%
MATERIALS 2.3%
Asahi Holdings, Inc.	153,800	3,333

Total Japan		3,333

	0000000000	0000000000

MACAU 1.4%
CONSUMER DISCRETIONARY 1.4%
Wynn Macau Ltd.	670,000	1,971

Total Macau		1,971

NETHERLANDS 1.5%
ENERGY 1.5%
Royal Dutch Shell PLC ‘A’	61,321	2,145

Total Netherlands		2,145

NORWAY 1.9%
INDUSTRIALS 1.9%
Orkla ASA	339,821	2,690

Total Norway		2,690

QATAR 1.4%
UTILITIES 1.4%
Qatar Electricity & Water Co.	51,663	2,057

Total Qatar		2,057

SOUTH AFRICA 3.1%
TELECOMMUNICATION SERVICES 3.1%
MTN Group Ltd.	111,204	1,961
Vodacom Group Ltd.	169,447	2,391

Total South Africa		4,352

SPAIN 2.9%
UTILITIES 2.9%
Enagas S.A.	216,029	4,159

Total Spain		4,159

SWITZERLAND 7.3%
HEALTH CARE 7.3%
Novartis AG	98,249	5,439
Roche Holding AG	29,098	5,064

Total Switzerland		10,503

THAILAND 1.9%
INDUSTRIALS 1.9%
Bangkok Expressway PCL	3,837,100	2,687

Total Thailand		2,687

UNITED KINGDOM 15.5%
CONSUMER STAPLES 4.8%
Reckitt Benckiser Group PLC	89,185	5,046
SABMiller PLC	44,406	1,783

		6,829

FINANCIALS 3.5%
HSBC Holdings PLC	378,438	3,361
IG Group Holdings PLC	234,283	1,687

		5,048

INDUSTRIALS 4.8%
Carillion PLC	597,968	2,854

	0000000000	0000000000

G4S PLC	921,950	4,017

		6,871

TELECOMMUNICATION SERVICES 2.4%
Vodafone Group PLC	1,223,115	3,374

Total United Kingdom		22,122

UNITED STATES 29.3%
CONSUMER STAPLES 2.8%
Wal-Mart Stores, Inc.	65,621	4,016

FINANCIALS 6.1%
JPMorgan Chase & Co.	58,921	2,709
Solar Capital Ltd.	91,714	2,024
U.S. Bancorp	127,132	4,028

		8,761

HEALTH CARE 10.5%
Baxter International, Inc.	78,288	4,680
Medtronic, Inc.	126,369	4,952
Pfizer, Inc.	241,089	5,463

		15,095

INDUSTRIALS 3.8%
Lockheed Martin Corp.	59,782	5,372

INFORMATION TECHNOLOGY 4.7%
Intel Corp.	72,098	2,027
Microsoft Corp.	145,889	4,705

		6,732

MATERIALS 1.4%
E.I. du Pont de Nemours & Co.	38,207	2,021

Total United States		41,997

Total Common Stocks (Cost $128,591)		132,840

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.6%
REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.	$943	943

0.010% due 04/02/2012
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $963. Repurchase proceeds are $943.)
U.S. TREASURY BILLS 0.2%
0.094% due 08/02/2012 (b)	270	270

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 12.7%
PIMCO Short-Term Floating NAV Portfolio	1,817,516	18,213

Total Short-Term Instruments (Cost $19,426)		19,426

Total Investments 106.4% (Cost $148,017)		$152,266
Other Assets and Liabilities (Net) (6.4%)		(9,092)

Net Assets 100.0%		$143,174

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Securities with an aggregate market value of $270 have been pledged as collateral as of March 31, 2012 for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,056	04/2012	BRC	$2	$0	$2
Sell		1,998	04/2012	BRC	33	(2)	31
Sell		217	04/2012	CBK	2	0	2
Buy		103	04/2012	DUB	0	(2)	(2)
Buy		335	04/2012	MSC	0	0	0
Sell		1,229	05/2012	CBK	3	0	3
Sell	BRL	132	04/2012	BRC	4	0	4
Sell		153	04/2012	JPM	5	0	5
Buy		3,430	04/2012	MSC	0	(109)	(109)
Sell		3,145	04/2012	MSC	83	0	83
Sell		6,534	06/2012	MSC	110	0	110
Sell	CHF	1,962	04/2012	BRC	17	0	17
Sell		266	04/2012	CBK	0	(5)	(5)
Buy		2,228	04/2012	JPM	15	0	15
Sell		1,416	05/2012	CBK	0	(5)	(5)
Sell		2,228	05/2012	JPM	0	(15)	(15)
Sell	CZK	7,833	05/2012	CBK	0	(11)	(11)
Sell		10,970	05/2012	GST	0	(24)	(24)
Sell		13,018	05/2012	HUS	2	0	2
Buy	EUR	987	04/2012	BRC	7	0	7
Sell		815	04/2012	BRC	9	0	9
Sell		172	04/2012	DUB	0	(2)	(2)
Sell		1,960	05/2012	CBK	0	(4)	(4)
Sell		1,396	05/2012	DUB	0	(13)	(13)
Sell		987	06/2012	BRC	0	(7)	(7)
Sell	GBP	3,251	04/2012	BRC	0	(40)	(40)
Sell		294	04/2012	CBK	0	(3)	(3)
Buy		91	04/2012	DUB	1	0	1
Sell		755	04/2012	HUS	0	(21)	(21)
Buy		4,491	04/2012	JPM	36	0	36
Sell		282	04/2012	MSC	0	(10)	(10)
Sell		2,338	05/2012	CBK	0	(26)	(26)
Sell		4,491	06/2012	JPM	0	(36)	(36)
Buy	JPY	38,520	04/2012	MSC	1	0	1
Buy	NOK	4,789	04/2012	BRC	9	0	9
Sell		4,789	04/2012	BRC	11	0	11
Sell		4,789	05/2012	BRC	0	(9)	(9)
Sell		4,941	05/2012	CBK	0	(8)	(8)
Sell		305	05/2012	JPM	0	0	0
Buy	PLN	2,192	05/2012	BRC	5	0	5
Sell		438	05/2012	CBK	0	(7)	(7)
Sell		1,754	05/2012	JPM	0	(27)	(27)
Buy	THB	11,606	04/2012	JPM	0	(1)	(1)
Sell		71,532	05/2012	BRC	2	(1)	1
Sell		739	05/2012	CBK	0	0	0
Buy	ZAR	9,135	04/2012	CBK	0	(11)	(11)
Buy		8,777	04/2012	UAG	12	0	12
Sell		3,216	07/2012	CBK	1	(4)	(3)
Sell		11,691	07/2012	DUB	0	(109)	(109)
Sell		10,015	07/2012	HUS	0	(1)	(1)

					$370	$(513)	$(143)

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Common Stocks
Australia
Materials	$0	$2,633	$0	$2,633
Brazil
Consumer Staples	1,438	0	0	1,438
Utilities	2,054	0	0	2,054
Canada
Consumer Discretionary	3,999	0	0	3,999
Energy	3,844	0	0	3,844
China
Industrials	0	7,242	0	7,242
Czech Republic
Utilities	2,347	0	0	2,347
France
Energy	0	3,603	0	3,603
Health Care	0	3,392	0	3,392
Hong Kong
Industrials	0	2,125	0	2,125
Materials	0	2,147	0	2,147
Japan
Materials	0	3,333	0	3,333
Macau
Consumer Discretionary	0	1,971	0	1,971
Netherlands
Energy	0	2,145	0	2,145
Norway
Industrials	0	2,690	0	2,690
Qatar
Utilities	2,057	0	0	2,057
South Africa
Telecommunication Services	0	4,352	0	4,352
Spain
Utilities	0	4,159	0	4,159
Switzerland
Health Care	0	10,503	0	10,503
Thailand
Industrials	0	2,687	0	2,687
United Kingdom
Consumer Staples	0	6,829	0	6,829
Financials	0	5,048	0	5,048
Industrials	0	6,871	0	6,871
Telecommunication Services	0	3,374	0	3,374
United States
Consumer Staples	4,016	0	0	4,016
Financials	8,761	0	0	8,761
Health Care	15,095	0	0	15,095
Industrials	5,372	0	0	5,372
Information Technology	6,732	0	0	6,732
Materials	2,021	0	0	2,021
Short-Term Instruments
Repurchase Agreements	0	943	0	943
U.S. Treasury Bills	0	270	0	270
PIMCO Short-Term Floating NAV Portfolios	18,213	0	0	18,213
	$75,949	$76,317	$0	$152,266

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$370	$0	$370

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(513)	$0	$(513)

Totals	$75,949	$76,174	$0	$152,123

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO EqS Emerging Markets Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	SHARES	MARKET VALUE (000s)
COMMON STOCKS 66.2%
AUSTRALIA 0.8%
ENERGY 0.8%
Santos Ltd.	309,025	$4,563

Total Australia		4,563

BERMUDA 0.8%
ENERGY 0.8%
Seadrill Ltd.	119,878	4,501

Total Bermuda		4,501

BRAZIL 4.3%
CONSUMER DISCRETIONARY 1.1%
Anhanguera Educacional Participacoes S.A.	311,300	3,752
Lojas Renner S.A.	17,100	587
PDG Realty S.A. Empreendimentos e Participacoes	580,500	2,007

		6,346

CONSUMER STAPLES 1.1%
Cia de Bebidas das Americas SP - ADR	153,602	6,347

FINANCIALS 2.1%
Itau Unibanco Holding S.A. SP - ADR	658,531	12,637

Total Brazil		25,330

CANADA 0.7%
ENERGY 0.7%
Uranium One, Inc. (a)	1,433,165	3,980

Total Canada		3,980

CHINA 7.8%
CONSUMER STAPLES 0.9%
Shenguan Holdings Group Ltd.	8,868,000	5,263

FINANCIALS 2.0%
China Construction Bank Corp.	10,625,000	8,214
New China Life Insurance Co. Ltd. (a)(i)	939,400	3,811

		12,025

INDUSTRIALS 2.3%
China Automation Group Ltd.	7,231,000	1,923
First Tractor Co. Ltd.	3,364,000	3,404
Jiangsu Expressway Co. Ltd.	4,134,000	3,991
Yuanda China Holdings Ltd. (a)	25,684,000	3,551
Zoomlion Heavy Industry Science and Technology Co. Ltd.	618,200	822

		13,691

INFORMATION TECHNOLOGY 0.8%
Hollysys Automation Technologies Ltd. (a)	415,004	4,399

MATERIALS 1.8%
China Shanshui Cement Group Ltd.	7,586,000	6,000

	0000000000	0000000000

Xingda International Holdings Ltd.	10,222,000	4,691

		10,691

Total China		46,069

COLOMBIA 1.0%
ENERGY 1.0%
Ecopetrol S.A. SP - ADR	97,042	5,928

Total Colombia		5,928

CYPRUS 0.8%
INDUSTRIALS 0.8%
Global Ports Investment PLC SP - GDR	308,215	4,681

Total Cyprus		4,681

CZECH REPUBLIC 1.3%
UTILITIES 1.3%
CEZ A/S	173,283	7,445

Total Czech Republic		7,445

DENMARK 1.2%
CONSUMER STAPLES 1.2%
Carlsberg A/S	82,971	6,883

Total Denmark		6,883

HONG KONG 6.0%
CONSUMER DISCRETIONARY 0.0%
Esprit Holdings Ltd.	13,300	27

CONSUMER STAPLES 1.3%
China Mengniu Dairy Co. Ltd.	1,553,000	4,544
Real Nutriceutical Group Ltd.	8,710,000	2,780

		7,324

FINANCIALS 3.5%
AIA Group Ltd.	3,882,000	14,251
China Overseas Grand Oceans Group Ltd.	727,000	797
Glorious Property Holdings Ltd.	32,691,000	5,192

		20,240

INDUSTRIALS 0.6%
Shanghai Industrial Holdings Ltd.	1,227,000	3,769

INFORMATION TECHNOLOGY 0.5%
China High Precision Automation Group Ltd.	8,446,000	3,154

MATERIALS 0.1%
Huabao International Holdings Ltd.	744,000	481

Total Hong Kong		34,995

INDIA 3.2%
FINANCIALS 1.6%
Bank of Baroda	146,734	2,293
Housing Development Finance Corp.	341,019	4,513
Yes Bank Ltd.	400,597	2,902

		9,708

INDUSTRIALS 0.9%
Bharat Electronics Ltd.	56,603	1,696
Sintex Industries Ltd.	2,028,967	3,434

		5,130

INFORMATION TECHNOLOGY 0.2%
Rolta India Ltd.	690,334	1,269

	0000000000	0000000000

TELECOMMUNICATION SERVICES 0.5%
Idea Cellular Ltd. (a)	1,507,286	2,923

Total India		19,030

ISRAEL 3.6%
HEALTH CARE 1.2%
Teva Pharmaceutical Industries Ltd. SP - ADR	155,939	7,027

MATERIALS 0.9%
Israel Chemicals Ltd.	478,858	5,532

TELECOMMUNICATION SERVICES 1.5%
Bezeq Israeli Telecommunication Corp. Ltd.	5,336,627	8,821

Total Israel		21,380

ITALY 1.8%
CONSUMER DISCRETIONARY 1.8%
Fiat SpA	1,210,750	7,119
Prada SpA (a)	525,000	3,417

Total Italy		10,536

JAPAN 1.5%
CONSUMER DISCRETIONARY 1.5%
Honda Motor Co. Ltd.	228,500	8,801

Total Japan		8,801

KAZAKHSTAN 1.4%
ENERGY 1.4%
KazMunaiGas Exploration Production SP - GDR	405,041	8,206

Total Kazakhstan		8,206

MEXICO 1.5%
CONSUMER DISCRETIONARY 0.7%
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	3,303,600	3,961

CONSUMER STAPLES 0.8%
Wal-Mart de Mexico S.A.B. de C.V.	1,414,800	4,747

Total Mexico		8,708

NETHERLANDS 1.3%
ENERGY 1.3%
SBM Offshore NV	360,624	7,379

Total Netherlands		7,379

PERU 1.4%
FINANCIALS 1.4%
Credicorp Ltd.	62,960	8,299

Total Peru		8,299

PHILIPPINES 1.1%
UTILITIES 1.1%
First Gen Corp. (a)	21,130,200	6,659

Total Philippines		6,659

QATAR 0.8%
FINANCIALS 0.8%
Commercial Bank of Qatar QSC	218,788	4,631

Total Qatar		4,631

	0000000000	0000000000

RUSSIA 3.5%
CONSUMER STAPLES 0.7%
X5 Retail Group NV SP - GDR (a)	188,349	4,322

INDUSTRIALS 0.5%
Globaltrans Investment PLC SP - GDR	166,613	2,851

MATERIALS 2.3%
Magnitogorsk Iron & Steel Works SP - GDR	1,376,167	8,147
Mechel SP - ADR	970,857	5,118

		13,265

Total Russia		20,438

SINGAPORE 1.6%
ENERGY 1.3%
Sakari Resources Ltd.	4,227,000	7,849

INDUSTRIALS 0.3%
Hutchison Port Holdings Trust	1,866,000	1,428

Total Singapore		9,277

SOUTH AFRICA 2.9%
CONSUMER STAPLES 0.7%
Shoprite Holdings Ltd.	243,346	4,361

MATERIALS 2.0%
AngloGold Ashanti Ltd. SP - ADR	230,717	8,518
Harmony Gold Mining Co. Ltd. SP - ADR	278,551	3,045

		11,563

TELECOMMUNICATION SERVICES 0.2%
MTN Group Ltd.	56,811	1,002

Total South Africa		16,926

SOUTH KOREA 4.3%
CONSUMER DISCRETIONARY 1.3%
GS Home Shopping, Inc.	48,364	4,810
Hyundai Mobis	12,089	3,068

		7,878

INDUSTRIALS 1.2%
Samsung Techwin Co. Ltd.	119,210	7,178

INFORMATION TECHNOLOGY 0.8%
Jusung Engineering Co. Ltd. (a)	200,392	1,717
LG Display Co. Ltd.	119,540	2,803

		4,520

MATERIALS 1.0%
LG Chem Ltd.	18,336	6,003

Total South Korea		25,579

TAIWAN 4.7%
FINANCIALS 0.6%
Huaku Development Co. Ltd.	1,317,293	3,346

INFORMATION TECHNOLOGY 4.1%
Chicony Electronics Co. Ltd.	1,845,435	3,631
E Ink Holdings, Inc.	2,749,000	3,609

	0000000000	0000000000

Hon Hai Precision Industry Co. Ltd.	4,419,900	17,207

		24,447

Total Taiwan		27,793

THAILAND 3.5%
CONSUMER STAPLES 0.2%
Thai Beverage PCL	5,347,000	1,385

ENERGY 1.2%
PTT PCL	587,300	6,739

FINANCIALS 1.0%
Tisco Financial Group PCL	4,551,200	6,121

INDUSTRIALS 1.1%
Thai Airways International PCL	7,385,400	6,149

Total Thailand		20,394

TURKEY 1.1%
TELECOMMUNICATION SERVICES 1.1%
Turk Telekomunikasyon A/S	1,541,310	6,714

Total Turkey		6,714

UNITED KINGDOM 2.3%
CONSUMER STAPLES 0.8%
British American Tobacco PLC	90,025	4,535

ENERGY 0.8%
Afren PLC (a)	2,211,898	4,729

MATERIALS 0.7%
Petropavlovsk PLC	483,271	4,314

Total United Kingdom		13,578

Total Common Stocks (Cost $383,681)		388,703

	UNITS
EQUITY-LINKED SECURITIES 1.7%
INDIA 1.3%
FINANCIALS 0.4%
JPMorgan Chase & Co.
Bank of Baroda - Exp. 05/05/2016	78,276	1,223
Merrill Lynch International & Co.
Bank of Baroda - Exp. 01/07/2016	57,030	891
Yes Bank Ltd. - Exp. 09/14/2015	35,317	256

		2,370

INDUSTRIALS 0.5%
JPMorgan Chase & Co.
Bharat Electronics Ltd. - Exp. 08/02/2016	22,959	687
Merrill Lynch International & Co.
Bharat Electronics Ltd. - Exp. 03/22/2016	78,400	2,347

		3,034

TELECOMMUNICATION SERVICES 0.4%
JPMorgan Chase & Co.
Idea Cellular Ltd. - Exp. 07/25/2016	1,177,781	2,284

Total India		7,688

NIGERIA 0.4%
CONSUMER STAPLES 0.4%
HSBC Bank PLC
Guinness Nigeria PLC - Exp. 12/09/2014	545,745	830
Nigerian Breweries PLC - Exp. 12/09/2014	2,389,234	1,477
Merrill Lynch International & Co.
Guinness Nigeria PLC - Exp. 11/10/2014	9,882	15

	0000000000	0000000000

Nigerian Breweries PLC - Exp. 11/10/2014	251,197	156

Total Nigeria		2,478

Total Equity-Linked Securities (Cost $11,488)		10,166

	SHARES
EXCHANGE-TRADED FUNDS 5.5%
HONG KONG 1.3%
BOCI-Prudential - W.I.S.E. Fund	2,019,200	7,580

Total Hong Kong		7,580

LUXEMBOURG 0.5%
db x-trackers - CSI300 Index ETF	3,728,100	3,072

Total Luxembourg		3,072

UNITED STATES 3.7%
Vanguard MSCI Emerging Markets ETF	347,351	15,099
ETFS Palladium Trust	98,603	6,357

Total United States		21,456

Total Exchange-Traded Funds (Cost $35,750)		32,108

PREFERRED STOCKS 6.0%
BRAZIL 0.5%
INDUSTRIALS 0.5%
Usinas Siderurgicas de Minas Gerais S.A.	436,700	2,873

Total Brazil		2,873

SOUTH KOREA 5.5%
INDUSTRIALS 5.5%
Samsung Electronics Co. Ltd.	46,343	32,581

Total South Korea		32,581

Total Preferred Stocks (Cost $28,959)		35,454

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.3%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$ 110	110

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $113. Repurchase proceeds are $110.)
U.S. TREASURY BILLS 1.3%
0.141% due 07/26/2012 - 03/07/2013 (b)(e)	7,913	7,908

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 21.0%
PIMCO Short-Term Floating NAV Portfolio	12,306,755	123,326

Total Short-Term Instruments (Cost $131,313)		131,344

PURCHASED OPTIONS (g) 0.1%
(Cost $2,117)		530

Total Investments 101.8% (Cost $593,308)		$598,305
Written Options (h) (0.0%) (Premiums $437)		(67)
Other Assets and Liabilities (Net) (1.8%)		(10,718)

Net Assets 100.0%		$587,520

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Cash of $1,858 has been pledged as collateral as of March 31, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(e)	Securities with an aggregate market value of $7,908 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BPS	(1.000%	)	12/20/2017	$3,100	$(31)	$(25)	$(6)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate (4)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	TNK-BP Holding	629,771	1-Month USD-LIBOR plus a specified spread	$2,133	07/12/2012	BOA	$(94)
Receive	Banco do Brasil S.A.	138,700	1-Month USD-LIBOR plus a specified spread	2,198	08/15/2012	CBK	(204)
Receive	Brasil Foods S.A.	79,000	1-Month USD-LIBOR plus a specified spread	1,674	08/15/2012	CBK	(114)
Receive	Brasil Insurance Participacoes e Administracao S.A.	90,000	1-Month USD-LIBOR plus a specified spread	985	08/15/2012	CBK	(22)
Receive	Diagnosticos da America S.A.	91,800	1-Month USD-LIBOR plus a specified spread	786	08/15/2012	CBK	(76)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	223,200	1-Month USD-LIBOR plus a specified spread	905	08/15/2012	CBK	(133)
Receive	Barloworld Ltd.	85,089	1-Month USD-LIBOR plus a specified spread	1,040	12/10/2012	CBK	72
Receive	Harmony Gold Mining Co., Ltd.	16,830	1-Month USD-LIBOR plus a specified spread	188	12/10/2012	CBK	(5)
Receive	Impala Platinum Holdings Ltd.	66,065	1-Month USD-LIBOR plus a specified spread	1,393	12/10/2012	CBK	(88)
Receive	MTN Group Ltd.	91,687	1-Month USD-LIBOR plus a specified spread	1,664	12/10/2012	CBK	12
Receive	Sasol Ltd.	18,432	1-Month USD-LIBOR plus a specified spread	921	12/10/2012	CBK	(28)
Receive	Brasil Foods S.A.	42,600	1-Month USD-LIBOR plus a specified spread	903	08/15/2012	FBF	(62)
Receive	Brasil Insurance Participacoes e Administracao S.A.	20,000	1-Month USD-LIBOR plus a specified spread	219	08/15/2012	FBF	(5)
Receive	Diagnosticos da America S.A.	50,500	1-Month USD-LIBOR plus a specified spread	432	08/15/2012	FBF	(42)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	251,800	1-Month USD-LIBOR plus a specified spread	1,021	08/15/2012	FBF	(150)
Receive	TNK-BP Holding	910,646	1-Month USD-LIBOR plus a specified spread	3,084	05/24/2012	GST	(136)
Receive	Banco do Brasil S.A.	3,100	1-Month USD-LIBOR plus a specified spread	49	06/15/2012	GST	(5)
Receive	Brasil Insurance Participacoes e Administracao S.A.	10,000	1-Month USD-LIBOR plus a specified spread	109	06/15/2012	GST	(2)
Receive	Diagnosticos da America S.A.	2,100	1-Month USD-LIBOR plus a specified spread	18	06/15/2012	GST	(2)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	5,100	1-Month USD-LIBOR plus a specified spread	21	06/15/2012	GST	(3)
Receive	NovaTek OAO	141,253	1-Month USD-LIBOR plus a specified spread	2,015	07/02/2012	GST	(104)
Receive	Usinas Siderurgicas de Minas Gerais S.A.	29,100	1-Month USD-LIBOR plus a specified spread	218	08/13/2012	GST	(26)
Pay	Samsung Electronics Co.	4,321	1-Month USD-LIBOR less a specified spread	4,789	11/12/2012	GST	(76)
Receive	AK Transneft OAO	2,225	1-Month USD-LIBOR plus a specified spread	4,218	01/14/2013	GST	150

Receive	Zoomlion Heavy Industry Science and Technology Co. Ltd.	395,200	1-Month USD-LIBOR less a specified spread	578	02/28/2013	GST	(50)
Receive	Barloworld Ltd.	162,696	1-Month USD-LIBOR plus a specified spread	1,989	04/19/2012	JPM	139
Receive	MTN Group Ltd.	201,321	1-Month USD-LIBOR plus a specified spread	3,654	04/19/2012	JPM	27
Receive	Sasol Ltd.	45,315	1-Month USD-LIBOR plus a specified spread	2,265	04/19/2012	JPM	(70)
Receive	Diagnosticos da America S.A.	224,800	1-Month USD-LIBOR plus a specified spread	1,924	06/08/2012	JPM	(191)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	168,600	1-Month USD-LIBOR plus a specified spread	684	06/08/2012	JPM	(100)
Receive	Impala Platinum Holdings Ltd.	213,035	1-Month USD-LIBOR plus a specified spread	4,492	09/25/2012	JPM	(282)
Receive	Harmony Gold Mining Co., Ltd.	16,579	1-Month USD-LIBOR plus a specified spread	185	10/12/2012	JPM	(4)
Receive	Brasil Insurance Participacoes e Administracao S.A.	139,000	1-Month USD-LIBOR plus a specified spread	2,025	12/10/2012	JPM	(93)
Receive	Lojas Renner S.A.	106,700	1-Month USD-LIBOR plus a specified spread	3,783	12/14/2012	JPM	(92)
Receive	Diagnosticos da America S.A.	273	1-Month USD-LIBOR plus a specified spread	2	03/22/2012	MEI	0
Receive	Brasil Insurance Participacoes e Administracao S.A.	20,000	1-Month USD-LIBOR plus a specified spread	219	07/19/2012	MYI	(5)
Receive	Harmony Gold Mining Co., Ltd.	69,556	1-Month USD-LIBOR plus a specified spread	777	08/13/2012	MYI	(19)
Receive	Banco do Brasil S.A.	123,500	1-Month USD-LIBOR plus a specified spread	1,957	08/15/2012	MYI	(182)
Receive	Brasil Foods S.A.	84,500	1-Month USD-LIBOR plus a specified spread	1,791	08/15/2012	MYI	(122)
Receive	Brasil Insurance Participacoes e Administracao S.A.	100,000	1-Month USD-LIBOR plus a specified spread	1,094	08/15/2012	MYI	(25)
Receive	Diagnosticos da America S.A.	89,300	1-Month USD-LIBOR plus a specified spread	764	08/15/2012	MYI	(74)
Receive	MTN Group Ltd.	158,328	1-Month USD-LIBOR plus a specified spread	2,874	08/15/2012	MYI	21
Receive	PDG Realty S.A. Empreendimentos e Participacoes	221,500	1-Month USD-LIBOR plus a specified spread	898	08/15/2012	MYI	(132)
Receive	Hypermarcas S.A.	337,100	1-Month USD-LIBOR less a specified spread	2,323	02/06/2013	MYI	55
Receive	Huabao International Holdings Ltd.	6,837,000	1-Month USD-LIBOR less a specified spread	5,629	02/13/2013	MYI	(1,165)
Receive	TPK Holdings Co. Ltd.	269,000	1-Month USD-LIBOR less a specified spread	4,333	02/13/2013	MYI	36
Receive	Zoomlion Heavy Industry Science and Technology Co. Ltd.	2,077,800	1-Month USD-LIBOR less a specified spread	3,041	02/13/2013	MYI	(264)
Receive	Hypermarcas S.A.	133,800	1-Month USD-LIBOR less a specified spread	922	02/25/2013	MYI	22
Receive	Sasol Ltd.	53,331	1-Month USD-LIBOR plus a specified spread	2,547	03/22/2013	MYI	37
Receive	Bashneft OAO	85,976	1-Month USD-LIBOR plus a specified spread	5,332	04/06/2012	ULO	(347)
Receive	TNK-BP Holding	998,344	1-Month USD-LIBOR plus a specified spread	3,381	04/16/2012	ULO	(149)
Receive	TNK-BP Holding	694,468	1-Month USD-LIBOR plus a specified spread	2,352	05/17/2012	ULO	(104)
Receive	Bashneft OAO	45,890	1-Month USD-LIBOR plus a specified spread	2,846	05/25/2012	ULO	(185)
Receive	Banco do Brasil S.A.	130,900	1-Month USD-LIBOR plus a specified spread	2,074	08/01/2012	ULO	(193)
Receive	Brasil Foods S.A.	44,600	1-Month USD-LIBOR plus a specified spread	945	08/01/2012	ULO	(64)
Receive	Diagnosticos da America S.A.	157,200	1-Month USD-LIBOR plus a specified spread	1,345	08/01/2012	ULO	(135)
Receive	PDG Realty S.A. Empreendimentos e Participacoes	80,900	1-Month USD-LIBOR plus a specified spread	328	08/01/2012	ULO	(48)
Receive	Brasil Insurance Participacoes e Administracao S.A.	185,400	1-Month USD-LIBOR plus a specified spread	2,028	08/02/2012	ULO	(45)
Receive	Usinas Siderurgicas de Minas Gerais S.A.	148,100	1-Month USD-LIBOR plus a specified spread	1,110	08/17/2012	ULO	(134)
Receive	Bashneft OAO	633	1-Month USD-LIBOR plus a specified spread	39	01/17/2013	ULO	(3)

							$(5,083)

(4)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.

(g)	Purchased options outstanding on March 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	MSX	$0.700	04/18/2012	AUD	102,790	$516	$0
Put - OTC AUD versus USD	MSX	0.750	07/23/2012		9,450	69	10

						$585	$10

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$40.000	06/16/2012	3,300	$604	$310

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,200.000	06/16/2012	299	$808	$161
Put - CBOE S&P 500 Index	1,175.000	09/22/2012	27	120	49

				$928	$210

(h)	Written options outstanding on March 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$30.000	06/16/2012	3,300	$109	$(20)

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,050.000	06/16/2012	299	$328	$(47)

(i)	Restricted securities as of March 31, 2012:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New China Life Insurance Co. Ltd.	12/08/2011 - 01/16/2012	$3,338	$3,811	0.65%

(j)	Short sales outstanding on March 31, 2012:

Description	Shares	Proceeds	Market Value
NovaTek OAO SP - GDR	9,627	$1,373	$(1,304)

(k)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,273	04/2012	BRC	$0	$(62)	$(62)
Buy		55	04/2012	CBK	0	(1)	(1)
Sell		12,612	04/2012	HUS	407	0	407
Buy		3,226	04/2012	UAG	0	(5)	(5)
Buy	BRL	1,443	04/2012	BRC	20	0	20
Buy		22,409	04/2012	JPM	0	(612)	(612)
Sell		38,672	04/2012	MSC	1,234	0	1,234
Buy		14,819	04/2012	UAG	0	(226)	(226)
Buy		38,672	06/2012	MSC	0	(1,220)	(1,220)
Sell	CAD	500	06/2012	BRC	4	0	4
Sell	CZK	82,872	05/2012	GST	0	(180)	(180)
Sell	DKK	31,950	05/2012	DUB	0	(38)	(38)
Sell	EUR	65	04/2012	BRC	1	0	1
Sell		22,076	04/2012	CBK	0	(683)	(683)
Buy		18,605	04/2012	DUB	164	0	164
Sell		3,110	04/2012	RBC	16	(21)	(5)
Sell		695	06/2012	BRC	0	(1)	(1)
Sell		2,226	06/2012	CBK	0	(30)	(30)
Sell		302	06/2012	DUB	0	(2)	(2)
Sell		977	06/2012	UAG	0	(10)	(10)
Buy	GBP	201	06/2012	CBK	7	0	7
Sell		5,998	06/2012	UAG	0	(94)	(94)
Buy	IDR	19,816,404	07/2012	UAG	42	0	42
Sell	ILS	3,580	07/2012	CBK	0	(30)	(30)
Sell		67,028	07/2012	DUB	0	(619)	(619)
Sell		5,773	07/2012	JPM	0	(36)	(36)
Sell	INR	540,350	07/2012	HUS	0	(93)	(93)
Buy		789,765	07/2012	JPM	0	(1,781)	(1,781)
Sell		249,414	07/2012	JPM	0	(294)	(294)
Sell	JPY	790,003	06/2012	BRC	64	0	64
Buy		117,943	06/2012	UAG	7	0	7
Buy	KRW	38,270,765	07/2012	CBK	0	(291)	(291)
Buy	MXN	91,591	06/2012	HUS	0	(20)	(20)
Buy	MYR	3,783	04/2012	CBK	12	0	12
Buy		12,381	04/2012	HUS	0	(11)	(11)
Buy		24,368	04/2012	JPM	0	(85)	(85)
Buy		16,318	04/2012	UAG	141	0	141
Buy	NOK	16,057	05/2012	JPM	19	0	19
Sell		35,826	05/2012	UAG	93	0	93
Buy	RUB	211,404	06/2012	CBK	0	(16)	(16)
Sell		252,155	06/2012	CBK	0	(96)	(96)
Sell		252,155	06/2012	JPM	0	(96)	(96)

Buy	TWD	480,698	04/2012	BRC	379	0	379
Buy		150,868	04/2012	HUS	23	0	23
Buy		89,377	04/2012	MSC	0	(10)	(10)
Sell	ZAR	23,956	04/2012	BRC	0	(22)	(22)
Sell		6,400	04/2012	UAG	0	(5)	(5)
Buy		17,238	07/2012	DUB	0	(59)	(59)
Sell		17,238	07/2012	DUB	0	(161)	(161)

					$2,633	$(6,910)	$(4,277)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Common Stocks
Australia
Energy	$0	$4,563	$0	$4,563
Bermuda
Energy	0	4,501	0	4,501
Brazil
Consumer Discretionary	6,346	0	0	6,346
Consumer Staples	6,347	0	0	6,347
Financials	12,637	0	0	12,637
Canada
Energy	3,980	0	0	3,980
China
Consumer Staples	0	5,263	0	5,263
Financials	3,811	8,214	0	12,025
Industrials	0	13,691	0	13,691
Information Technology	4,399	0	0	4,399
Materials	0	10,691	0	10,691
Colombia
Energy	5,928	0	0	5,928
Cyprus
Industrials	2,701	1,980	0	4,681
Czech Republic
Utilities	7,445	0	0	7,445
Denmark
Consumer Staples	0	6,883	0	6,883
Hong Kong
Consumer Discretionary	0	27	0	27
Consumer Staples	0	7,324	0	7,324
Financials	0	20,240	0	20,240
Industrials	0	3,769	0	3,769
Information Technology	0	0	3,154	3,154
Materials	0	481	0	481
India
Financials	0	9,708	0	9,708
Industrials	0	5,130	0	5,130
Information Technology	0	1,269	0	1,269
Telecommunication Services	0	2,923	0	2,923
Israel
Health Care	7,027	0	0	7,027
Materials	0	5,532	0	5,532
Telecommunication Services	0	8,821	0	8,821
Italy
Consumer Discretionary	0	10,536	0	10,536
Japan
Consumer Discretionary	0	8,801	0	8,801
Kazakhstan
Energy	0	8,206	0	8,206
Mexico
Consumer Discretionary	3,961	0	0	3,961
Consumer Staples	4,747	0	0	4,747
Netherlands
Energy	0	7,379	0	7,379
Peru
Financials	8,299	0	0	8,299
Philippines
Utilities	0	6,659	0	6,659
Qatar
Financials	0	4,631	0	4,631
Russia
Consumer Staples	0	4,322	0	4,322
Industrials	623	2,228	0	2,851
Materials	5,118	8,147	0	13,265
Singapore
Energy	0	7,849	0	7,849
Industrials	1,428	0	0	1,428
South Africa
Consumer Staples	0	4,361	0	4,361
Materials	11,563	0	0	11,563
Telecommunication Services	0	1,002	0	1,002

South Korea
Consumer Discretionary	0	7,878	0	7,878
Industrials	0	7,178	0	7,178
Information Technology	0	4,520	0	4,520
Materials	0	6,003	0	6,003
Taiwan
Financials	0	3,346	0	3,346
Information Technology	0	24,447	0	24,447
Thailand
Consumer Staples	0	1,385	0	1,385
Energy	0	6,739	0	6,739
Financials	0	6,121	0	6,121
Industrials	0	6,149	0	6,149
Turkey
Telecommunication Services	0	6,714	0	6,714
United Kingdom
Consumer Staples	0	4,535	0	4,535
Energy	0	4,729	0	4,729
Materials	0	4,314	0	4,314
Equity-Linked Securities
India
Financials	0	2,370	0	2,370
Industrials	0	3,034	0	3,034
Telecommunication Services	0	2,284	0	2,284
Nigeria
Consumer Staples	0	2,478	0	2,478
Exchange-Traded Funds
Hong Kong	7,580	0	0	7,580
Luxembourg	3,072	0	0	3,072
United States	21,456	0	0	21,456
Preferred Stocks
Brazil
Industrials	2,873	0	0	2,873
South Korea
Industrials	0	32,581	0	32,581
Short-Term Instruments
Repurchase Agreements	0	110	0	110
U.S. Treasury Bills	0	7,908	0	7,908
PIMCO Short-Term Floating NAV Portfolios	123,326	0	0	123,326
Purchased Options
Equity Contracts	520	0	0	520
Foreign Exchange Contracts	0	10	0	10
	$255,187	$339,964	$3,154	$598,305

Short Sales, at value	$(1,304)	$0	$0	$(1,304)

Financial Derivative Instruments (7) - Assets
Equity Contracts	0	571	0	571
Foreign Exchange Contracts	0	2,633	0	2,633
	$0	$3,204	$0	$3,204

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6)	0	(6)
Equity Contracts	(67)	(5,654)	0	(5,721)
Foreign Exchange Contracts	0	(6,910)	0	(6,910)

	$(67)	$(12,570)	$0	$(12,637)

Totals	$253,816	$330,598	$3,154	$587,568

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 06/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
Common Stocks
Hong Kong
Information Technology	$0	$0	$0	$0	$0	$0	$3,154	$0	$3,154	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Emerging Multi-Asset Fund

March 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
EXCHANGE-TRADED FUNDS 7.2%
Vanguard MSCI Emerging Markets ETF	72,070	$3,133

Total Exchange-Traded Funds (Cost $3,035)		3,133

MUTUAL FUNDS (a)(b) 81.9%
PIMCO Emerging Markets Bond Fund	572,979	6,687
PIMCO Emerging Markets Currency Fund	75,498	795
PIMCO Emerging Local Bond Fund	989,379	10,636
PIMCO Emerging Markets Corporate Bond Fund	103,054	1,171
PIMCO EqS Emerging Markets Fund	1,794,827	16,171
PIMCO CommoditiesPLUS® Strategy Fund	43,898	489

Total Mutual Funds (Cost $36,530)		35,949

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.4%
REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$326	326

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $335. Repurchase proceeds are $326.)
U.S. TREASURY BILLS 0.0%
0.030% due 05/10/2012 (e)	15	15

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 5.7%
PIMCO Short-Term Floating NAV Portfolio	251,116	2,516

Total Short-Term Instruments (Cost $2,857)		2,857

PURCHASED OPTIONS (g) 1.2%
(Cost $565)		518

Total Investments 96.7% (Cost $42,987)		$42,457
Written Options (h) (0.8%) (Premiums $398)		(364)
Other Assets and Liabilities (Net) 4.1%		1,802

Net Assets 100.0%		$43,895

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $720 has been pledged as collateral as of March 31, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(d)	Cash of $18 has been pledged as collateral for futures contracts on March 31, 2012. On March 31, 2012, there were no open futures contracts.

(e)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $15 and cash of $2 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	1,000	$49	$21

(f)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.504%	$100	$0	$0	$0
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.427%	100	0	0	0
China Government International Bond	DUB	1.000%	03/20/2013	0.309%	100	1	1	0
China Government International Bond	GST	1.000%	12/20/2012	0.278%	100	1	1	0
China Government International Bond	HUS	1.000%	12/20/2012	0.278%	100	0	0	0
China Government International Bond	RYL	1.000%	12/20/2016	1.035%	100	0	(5)	5
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.584%	100	0	(1)	1
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.584%	100	1	(1)	2
Russia Government International Bond	BRC	1.000%	12/20/2012	0.447%	100	1	(1)	2
South Africa Government International Bond	CBK	1.000%	12/20/2012	0.417%	100	0	0	0
South Africa Government International Bond	GST	1.000%	12/20/2012	0.417%	100	1	0	1

						$5	$(6)	$11

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Purchased options outstanding on March 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$40.000	01/19/2013	1,733	$565	$518

(h) Written options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	1	$1	$0
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	1	0	0
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	4	1	0
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	9	3	(3)

				$5	$(3)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$40.000	04/21/2012	504	$19	$(11)

Put - CBOE iShares MSCI Emerging Markets Index Fund	35.000	01/19/2013	1,733	319	(294)

				$338	$(305)

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE AngloGold Ashanti Ltd.	$35.000	07/21/2012	130	$19	$(25)
Put - CBOT BP PLC	42.000	07/21/2012	105	13	(14)
Put - CBOT Honda Motor Co. Ltd.	35.000	07/21/2012	130	15	(13)
Put - CBOT Teva Pharmaceutical Industries Ltd.	40.000	06/16/2012	113	8	(4)

				$55	$(56)

(i)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	973	04/2012	BRC	$25	$0	$25
Buy		973	04/2012	JPM	0	(27)	(27)
Buy		973	06/2012	BRC	0	(25)	(25)
Buy	CNY	2,533	02/2013	BRC	0	(2)	(2)
Sell	EUR	6	04/2012	CBK	0	0	0
Buy		22	04/2012	DUB	1	0	1
Buy	HKD	7,795	05/2012	HUS	0	(1)	(1)
Buy	HUF	76,392	05/2012	HUS	38	0	38
Buy	IDR	1,712,200	07/2012	UAG	4	0	4
Buy	MYR	897	04/2012	CBK	3	0	3
Buy	RUB	5,846	06/2012	CBK	2	0	2
Buy		5,846	06/2012	JPM	2	0	2
Buy	TWD	5,760	04/2012	BRC	5	0	5
Buy	ZAR	3,643	07/2012	DUB	34	0	34

					$114	$(55)	$59

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Exchange-Traded Funds	$3,133	$0	$0	$3,133
Mutual Funds	35,949	0	0	35,949
Short-Term Instruments
Repurchase Agreements	0	326	0	326
U.S. Treasury Bills	0	15	0	15
PIMCO Short-Term Floating NAV Portfolios	2,516	0	0	2,516
Purchased Options
Equity Contracts	518	0	0	518
	$42,116	$341	$0	$42,457

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	11	0	11
Foreign Exchange Contracts	0	114	0	114
Interest Rate Contracts	0	21	0	21
	$0	$146	$0	$146

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(361)	0	0	(361)
Foreign Exchange Contracts	0	(55)	0	(55)
Interest Rate Contracts	0	(3)	0	(3)
	$(361)	$(58)	$0	$(419)

Totals	$41,755	$429	$0	$42,184

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO EqS Pathfinder FundTM

March 31, 2012 (Unaudited)

	0000000000	0000000000
	SHARES	MARKET VALUE (000s)
COMMON STOCKS 89.9%
BERMUDA 6.3%
ENERGY 2.9%
North Atlantic Drilling Ltd.	14,178,340	$27,387
Seadrill Ltd.	1,036,617	38,925

		66,312

FINANCIALS 3.4%
Hiscox Ltd.	4,592,721	29,103
Lancashire Holdings Ltd.	3,795,125	47,677

		76,780

Total Bermuda		143,092

BRAZIL 1.0%
FINANCIALS 1.0%
Itau Unibanco Holding S.A. SP - ADR	1,144,605	21,965

Total Brazil		21,965

CANADA 1.8%
ENERGY 0.7%
Cameco Corp.	734,043	15,775

MATERIALS 1.1%
Kinross Gold Corp.	1,299,297	12,720
Silver Wheaton Corp.	350,366	11,632

		24,352

Total Canada		40,127

DENMARK 2.2%
CONSUMER STAPLES 1.7%
Carlsberg A/S	453,058	37,585

FINANCIALS 0.5%
Jyske Bank A/S (a)	351,042	11,123

Total Denmark		48,708

FAEROE ISLANDS 0.4%
CONSUMER STAPLES 0.2%
Bakkafrost P/F	810,885	5,426

FINANCIALS 0.2%
BankNordik P/F	236,546	3,264

Total Faeroe Islands		8,690

FRANCE 12.1%
CONSUMER DISCRETIONARY 2.2%
Eutelsat Communications S.A.	931,407	34,449
JCDecaux S.A. (a)	518,652	15,850

		50,299

CONSUMER STAPLES 6.6%
Carrefour S.A.	1,516,464	36,346
Danone	846,850	59,072
L’Oreal S.A.	98,744	12,188
Pernod-Ricard S.A.	400,598	41,885

		149,491

ENERGY 0.5%
Bourbon S.A.	377,191	11,232

INDUSTRIALS 1.2%
Teleperformance S.A.	951,735	27,201

UTILITIES 1.6%
Suez Environnement Co.	1,105,351	16,957
Veolia Environnement S.A.	1,098,374	18,199

		35,156

Total France		273,379

	0000000000	0000000000

GERMANY 1.4%
HEALTH CARE 0.5%
Rhoen Klinikum AG	514,590	10,331

INDUSTRIALS 0.2%
Kloeckner & Co. SE	383,249	5,556

UTILITIES 0.7%
E.ON AG	628,501	15,057

Total Germany		30,944

GUERNSEY, CHANNEL ISLANDS 1.0%
FINANCIALS 1.0%
Resolution Ltd.	5,137,075	21,462

Total Guernsey, Channel Islands		21,462

HONG KONG 3.4%
CONSUMER DISCRETIONARY 0.4%
Television Broadcasts Ltd.	1,338,000	9,016

FINANCIALS 2.7%
AIA Group Ltd.	13,311,600	48,868
First Pacific Co. Ltd.	11,094,000	12,288

		61,156

INDUSTRIALS 0.3%
Jardine Matheson Holdings Ltd.	89,300	4,473
Jardine Strategic Holdings Ltd.	96,500	2,947

		7,420

Total Hong Kong		77,592

ISRAEL 0.6%
HEALTH CARE 0.6%
Teva Pharmaceutical Industries Ltd. SP - ADR	314,971	14,193

Total Israel		14,193

JAPAN 2.0%
INDUSTRIALS 0.5%
FANUC Corp.	65,600	11,750

INFORMATION TECHNOLOGY 1.5%
Nintendo Co. Ltd.	225,442	34,241

Total Japan		45,991

NETHERLANDS 5.8%
CONSUMER STAPLES 1.3%
CSM	1,670,633	30,013

ENERGY 0.8%
Royal Dutch Shell PLC ‘A’	506,320	17,709

FINANCIALS 1.4%
ING Groep NV - Dutch Certificate (a)	3,805,425	31,692

INFORMATION TECHNOLOGY 0.7%
Gemalto NV	228,348	15,079

TELECOMMUNICATION SERVICES 1.6%
Koninklijke KPN NV	3,240,741	35,660

Total Netherlands		130,153

NORWAY 1.5%
CONSUMER STAPLES 1.0%
Marine Harvest ASA	45,119,615	23,293

INDUSTRIALS 0.5%
Orkla ASA	1,453,514	11,505

Total Norway		34,798

	0000000000	0000000000

SINGAPORE 0.8%
FINANCIALS 0.0%
Great Eastern Holdings Ltd.	85,220	944

INDUSTRIALS 0.8%
Keppel Corp. Ltd.	1,992,300	17,412

Total Singapore		18,356

SOUTH AFRICA 1.0%
MATERIALS 1.0%
AngloGold Ashanti Ltd. SP - ADR	614,314	22,680

Total South Africa		22,680

SOUTH KOREA 0.4%
CONSUMER DISCRETIONARY 0.4%
GS Home Shopping, Inc.	98,475	9,793

Total South Korea		9,793

SPAIN 0.3%
CONSUMER STAPLES 0.3%
Distribuidora Internacional de Alimentacion S.A. (a)	1,131,881	5,610

Total Spain		5,610

SWEDEN 0.9%
INDUSTRIALS 0.9%
Loomis AB	1,348,428	19,260

Total Sweden		19,260

SWITZERLAND 4.3%
CONSUMER STAPLES 1.4%
Nestle S.A.	490,296	30,848

FINANCIALS 0.5%
Swiss Re AG	191,122	12,205

HEALTH CARE 1.4%
Roche Holding AG	181,282	31,549

INDUSTRIALS 0.5%
Schindler Holding AG	104,608	12,508

MATERIALS 0.5%
Sika AG	5,009	10,834

Total Switzerland		97,944

UNITED KINGDOM 12.1%
CONSUMER DISCRETIONARY 0.4%
British Sky Broadcasting Group PLC	866,307	9,372

CONSUMER STAPLES 7.3%
British American Tobacco PLC	1,302,707	65,623
Imperial Tobacco Group PLC	1,894,396	76,848
Reckitt Benckiser Group PLC	415,703	23,520

		165,991

ENERGY 2.7%
BP PLC	5,568,040	41,466
Ensco PLC SP - ADR	351,649	18,613

		60,079

FINANCIALS 1.7%
Barclays PLC	2,960,339	11,156
Lloyds Banking Group PLC (a)	51,004,023	27,447

		38,603

Total United Kingdom		274,045

	0000000000	0000000000

UNITED STATES 30.6%
CONSUMER STAPLES 7.8%
Altria Group, Inc.	942,768	29,103
CVS Caremark Corp.	906,138	40,595
Lorillard, Inc.	378,366	48,991
Philip Morris International, Inc.	285,716	25,317
Reynolds American, Inc.	479,177	19,857
Wal-Mart Stores, Inc.	185,812	11,372

		175,235

ENERGY 0.2%
Rentech, Inc. (a)	2,039,843	4,243

FINANCIALS 8.6%
Alleghany Corp. (a)	59,780	19,674
BankUnited, Inc.	1,151,768	28,794
Berkshire Hathaway, Inc. ‘B’ (a)	499,815	40,560
Capitol Federal Financial, Inc.	753,253	8,934
Northwest Bancshares, Inc.	824,859	10,476
NYSE Euronext	378,154	11,348
SLM Corp.	1,232,877	19,430
TFS Financial Corp. (a)	1,176,990	11,181
ViewPoint Financial Group	688,711	10,592
White Mountains Insurance Group Ltd. (a)	66,529	33,379

		194,368

HEALTH CARE 3.6%
Medco Health Solutions, Inc. (a)	333,828	23,468
Merck & Co., Inc.	141,988	5,452
Pfizer, Inc.	1,526,379	34,588
Synthes, Inc.	101,010	17,523

		81,031

INDUSTRIALS 4.1%
3M Co.	380,918	33,982
Deere & Co.	264,678	21,412
General Dynamics Corp.	174,760	12,824
Goodrich Corp.	200,092	25,099

		93,317

INFORMATION TECHNOLOGY 6.3%
Dell, Inc. (a)	1,609,837	26,723
Intel Corp.	1,899,703	53,401
Microsoft Corp.	1,921,633	61,973

		142,097

MATERIALS 0.0%
Rentech Nitrogen Partners LP (a)	26,162	726

Total United States		691,017

Total Common Stocks (Cost $1,872,886)		2,029,799

	UNITS
EQUITY-LINKED SECURITIES 2.5%
FRANCE 0.9%
ENERGY 0.9%
Morgan Stanley BV Total S.A. - Exp. 08/02/2012	393,174	20,927

Total France		20,927

NETHERLANDS 1.6%
UTILITIES 1.6%
Morgan Stanley BV
Suez Environnement Co. - Exp. 03/22/2013	1,096,432	16,723
Veolia Environnement S.A. - Exp. 03/22/2013	1,081,540	17,990

Total Netherlands		34,713

Total Equity-Linked Securities (Cost $55,735)		55,640

	0000000000	0000000000
	SHARES
EXCHANGE-TRADED FUNDS 3.6%
SPDR Gold Trust	491,421	79,679

Total Exchange-Traded Funds (Cost $70,289)		79,679

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi - Exp. 12/31/2020	1,305,421	1,762

Total Rights (Cost $3,150)		1,762

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.2%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$367	367

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $376. Repurchase proceeds are $367.)
U.S. TREASURY BILLS 0.5%
0.160% due 08/09/2012 - 03/07/2013 (b)(e)	11,072	11,061

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 2.7%
PIMCO Short-Term Floating NAV Portfolio	6,187,730	62,007

Total Short-Term Instruments (Cost $73,434)		73,435

PURCHASED OPTIONS (g) 0.1%
(Cost $4,772)		2,998

Total Investments 99.4% (Cost $2,080,266)		$2,243,313
Written Options (h) (0.2%) (Premiums $4,744)		(4,080)
Other Assets and Liabilities (Net) 0.8%		18,472

Net Assets 100.0%		$2,257,705

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Cash of $40,542 has been pledged as collateral as of March 31, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(e)	Securities with an aggregate market value of $11,061 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	OTC swap agreements outstanding on March 31, 2012:

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate (1)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Rio Tinto Ltd.	112,288	3-Month USD-LIBOR less a specified spread	AUD	6,865	12/20/2012	CBK	$(523)
Receive	Rio Tinto Ltd.	144,162	3-Month USD-LIBOR plus a specified spread		6,866	12/20/2012	CBK	852
Receive	Synthes, Inc.	11,899	1-Month USD-LIBOR plus a specified spread	CHF	1,861	04/27/2012	BOA	26

								$355

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.

(g)	Purchased options outstanding on March 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC EUR versus USD	CBK	$1.200	04/04/2012	EUR 40,576	$406	$0

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$48.000	09/22/2012	4,170	$759	$703

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOE Volatility S&P 500 Index	25.000	06/20/2012	9,065	$3,486	$2,130

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT Illumina, Inc.	$55.000	04/21/2012	2,195	$121	$165

(h)	Written options outstanding on March 31, 2012:

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOE Volatility S&P 500 Index	40.000	06/20/2012	9,065	$925	$(544)

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Put - CBOT Deere & Co.	—		$75.000	06/16/2012	298		—	$78	$(42)
Call - OTC Suez Environnement Co.	MYI	EUR	12.000	07/20/2012	—	EUR	220,178	1,365	(851)
Call - OTC Veolia Environnement S.A.	MYI		12.000	07/20/2012	—		217,991	2,376	(2,643)

								$3,819	$(3,536)

(i) Short sales outstanding on March 31, 2012:

Description	Shares	Proceeds	Market Value
Deutsche Boerse AG	35,341	$1,977	$(2,380)
Express Scripts, Inc.	270,400	13,201	(14,650)

Johnson & Johnson	193,052	12,542	(12,734)

		$27,720	$(29,764)

(j)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	30,559	04/2012	BRC	$0	$(91)	$(91)
Sell		30,559	04/2012	DUB	0	(97)	(97)
Sell		8,116	04/2012	RBC	102	0	102
Buy		69,234	04/2012	UAG	0	(2,161)	(2,161)
Buy		30,559	05/2012	BRC	90	0	90
Buy		30,559	05/2012	DUB	96	0	96
Sell	BRL	42,124	04/2012	JPM	1,150	0	1,150
Buy		42,124	04/2012	MSC	0	(1,344)	(1,344)
Sell		42,124	06/2012	MSC	1,329	0	1,329
Sell	CAD	44,005	04/2012	BRC	21	0	21
Buy		44,005	04/2012	CBK	171	0	171
Buy		44,005	04/2012	MSC	167	0	167
Sell		44,005	04/2012	MSC	12	0	12
Buy		44,005	04/2012	RBC	168	0	168
Sell		44,005	04/2012	UAG	43	0	43
Buy		44,005	05/2012	BRC	0	(20)	(20)
Buy		44,005	05/2012	MSC	0	(11)	(11)
Buy		44,005	05/2012	UAG	0	(42)	(42)
Buy	CHF	14,239	04/2012	BRC	139	0	139
Sell		19,269	04/2012	BRC	0	(234)	(234)
Buy		801	04/2012	FBF	18	0	18
Buy		14,329	04/2012	JPM	44	0	44
Sell		7,405	04/2012	JPM	0	(24)	(24)
Buy		210	04/2012	UAG	3	0	3
Sell		2,905	04/2012	UAG	0	(38)	(38)
Sell		14,239	05/2012	BRC	0	(138)	(138)
Sell		14,329	05/2012	JPM	0	(44)	(44)
Buy	CNY	32,100	06/2012	DUB	0	(26)	(26)
Sell		95,571	02/2013	CBK	40	0	40
Buy		349,867	02/2013	JPM	0	(514)	(514)
Buy	DKK	213,734	04/2012	CBK	79	0	79
Sell		213,734	04/2012	GST	217	0	217
Sell		213,734	05/2012	CBK	0	(80)	(80)
Buy		2,492	05/2012	DUB	2	0	2
Buy	EUR	143	04/2012	BRC	3	0	3
Sell		137,360	04/2012	BRC	959	0	959
Buy		75,946	04/2012	CBK	968	0	968
Sell		24,975	04/2012	CBK	0	(600)	(600)
Buy		137,595	04/2012	FBF	1,293	0	1,293
Buy		21,578	04/2012	JPM	350	0	350
Sell		24,782	04/2012	JPM	0	(389)	(389)
Sell		48,145	04/2012	UAG	0	(194)	(194)
Sell		75,946	05/2012	CBK	0	(965)	(965)
Sell		137,595	05/2012	FBF	0	(1,292)	(1,292)
Sell		21,578	05/2012	JPM	0	(349)	(349)
Buy	GBP	33,035	04/2012	BRC	631	0	631
Buy		1,310	04/2012	CBK	17	0	17
Buy		31,629	04/2012	DUB	490	0	490
Buy		15,706	04/2012	FBF	82	0	82
Sell		55,509	04/2012	FBF	0	(841)	(841)
Buy		20,505	04/2012	GSC	6	0	6
Sell		55,509	04/2012	HUS	0	(1,018)	(1,018)
Sell		11,815	04/2012	JPM	0	(332)	(332)
Buy		143	04/2012	RBC	4	0	4
Buy		20,505	04/2012	UAG	277	0	277
Sell		28,741	05/2012	BRC	0	(557)	(557)
Sell		31,629	05/2012	DUB	0	(490)	(490)
Sell		15,706	05/2012	FBF	0	(82)	(82)
Sell		20,505	05/2012	GSC	0	(6)	(6)
Buy		115	05/2012	UAG	0	0	0
Sell		20,505	05/2012	UAG	0	(277)	(277)
Sell	HKD	161,252	05/2012	CBK	21	0	21
Sell		148,996	05/2012	HUS	29	0	29
Sell	ILS	29,038	07/2012	GST	0	(125)	(125)
Sell	JPY	2,227,787	04/2012	BOA	0	(146)	(146)
Sell		2,166,060	04/2012	BRC	0	(135)	(135)
Sell		1,316,429	04/2012	CBK	0	(6)	(6)
Sell		1,703,611	04/2012	DUB	0	(27)	(27)
Buy		3,441,154	04/2012	HUS	0	(1,172)	(1,172)
Sell		565,380	04/2012	HUS	39	0	39
Buy		8,947,367	04/2012	UAG	0	(3,354)	(3,354)
Sell		4,409,254	04/2012	UAG	150	(37)	113
Buy		2,227,787	05/2012	BOA	146	0	146
Buy		2,166,060	05/2012	BRC	135	0	135
Buy		1,316,429	05/2012	CBK	6	0	6
Buy		1,703,611	05/2012	DUB	27	0	27
Buy		565,380	05/2012	HUS	0	(39)	(39)

Buy		4,409,254	05/2012	UAG	37	(151)	(114)
Buy	KRW	12,837,803	07/2012	UAG	0	(112)	(112)
Buy	NOK	158,586	04/2012	BPS	253	0	253
Buy		158,586	04/2012	CBK	276	0	276
Sell		155,250	04/2012	GST	452	0	452
Buy		158,588	04/2012	HUS	268	0	268
Sell		155,250	04/2012	HUS	430	0	430
Sell		170,714	04/2012	RBC	433	(7)	426
Buy		5,454	04/2012	UAG	17	0	17
Sell		158,586	05/2012	BPS	0	(251)	(251)
Buy		2,784	05/2012	BRC	0	0	0
Sell		158,586	05/2012	CBK	0	(274)	(274)
Sell		158,588	05/2012	HUS	0	(266)	(266)
Sell	PLN	2,574	05/2012	JPM	0	(39)	(39)
Sell	SEK	8,654	04/2012	BPS	0	(11)	(11)
Buy		4,821	04/2012	BRC	21	0	21
Sell		8,654	04/2012	BRC	0	(11)	(11)
Sell		8,655	04/2012	FBF	0	(11)	(11)
Buy		7,048	04/2012	GST	0	(3)	(3)
Buy		7,047	04/2012	MSC	0	(3)	(3)
Buy		7,047	04/2012	UAG	0	(4)	(4)
Buy		8,654	05/2012	BPS	11	0	11
Buy		8,654	05/2012	BRC	11	0	11
Buy		8,655	05/2012	FBF	11	0	11
Sell	SGD	3,429	05/2012	DUB	12	0	12
Buy		2,183	05/2012	UAG	12	0	12
Sell	ZAR	147,054	07/2012	DUB	0	(1,375)	(1,375)

					$11,768	$(19,815)	$(8,047)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Common Stocks
Bermuda
Energy	$27,387	$38,925	$0	$66,312
Financials	0	76,780	0	76,780
Brazil
Financials	21,965	0	0	21,965
Canada
Energy	15,775	0	0	15,775
Materials	24,352	0	0	24,352
Denmark
Consumer Staples	0	37,585	0	37,585
Financials	0	11,123	0	11,123
Faeroe Islands
Consumer Staples	0	5,426	0	5,426
Financials	3,264	0	0	3,264
France
Consumer Discretionary	0	50,299	0	50,299
Consumer Staples	0	149,491	0	149,491
Energy	0	11,232	0	11,232
Industrials	0	27,201	0	27,201
Utilities	0	35,156	0	35,156
Germany
Health Care	0	10,331	0	10,331
Industrials	0	5,556	0	5,556
Utilities	0	15,057	0	15,057
Guernsey, Channel Islands
Financials	0	21,462	0	21,462
Hong Kong
Consumer Discretionary	0	9,016	0	9,016
Financials	0	61,156	0	61,156
Industrials	0	7,420	0	7,420
Israel
Health Care	14,193	0	0	14,193
Japan
Industrials	0	11,750	0	11,750
Information Technology	0	34,241	0	34,241
Netherlands
Consumer Staples	0	30,013	0	30,013
Energy	0	17,709	0	17,709
Financials	0	31,692	0	31,692
Information Technology	0	15,079	0	15,079
Telecommunication Services	0	35,660	0	35,660
Norway
Consumer Staples	0	23,293	0	23,293
Industrials	0	11,505	0	11,505
Singapore
Financials	0	944	0	944
Industrials	0	17,412	0	17,412
South Africa

Materials	22,680	0	0	22,680
South Korea
Consumer Discretionary	0	9,793	0	9,793
Spain
Consumer Staples	0	5,610	0	5,610
Sweden
Industrials	0	19,260	0	19,260
Switzerland
Consumer Staples	0	30,848	0	30,848
Financials	0	12,205	0	12,205
Health Care	0	31,549	0	31,549
Industrials	0	12,508	0	12,508
Materials	0	10,834	0	10,834
United Kingdom
Consumer Discretionary	0	9,372	0	9,372
Consumer Staples	0	165,991	0	165,991
Energy	18,613	41,466	0	60,079
Financials	0	38,603	0	38,603
United States
Consumer Staples	175,235	0	0	175,235
Energy	4,243	0	0	4,243
Financials	194,368	0	0	194,368
Health Care	63,508	17,523	0	81,031
Industrials	93,317	0	0	93,317
Information Technology	142,097	0	0	142,097
Materials	726	0	0	726
Equity-Linked Securities
France
Energy	0	20,927	0	20,927
Netherlands
Utilities	0	34,713	0	34,713
Exchange-Traded Funds	79,679	0	0	79,679
Rights
France
Health Care	0	1,762	0	1,762
Short-Term Instruments
Repurchase Agreements	0	367	0	367
U.S. Treasury Bills	0	11,061	0	11,061
PIMCO Short-Term Floating NAV Portfolios	62,007	0	0	62,007
Purchased Options
Equity Contracts	2,998	0	0	2,998
	$966,407	$1,276,906	$0	$2,243,313

Short Sales, at value	$(27,384)	$(2,380)	$0	$(29,764)

Financial Derivative Instruments (7) - Assets
Equity Contracts	0	878	0	878
Foreign Exchange Contracts	0	11,768	0	11,768
	$0	$12,646	$0	$12,646

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(586)	(4,017)	0	(4,603)
Foreign Exchange Contracts	0	(19,815)	0	(19,815)
	$(586)	$(23,832)	$0	$(24,418)

Totals	$938,437	$1,263,340	$0	$2,201,777

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR THE PIMCO EMERGING MULTI-ASSET FUND AND PIMCO EqS PATHFINDER FUNDTM (“Commodity Funds”)

PIMCO Cayman Commodity Fund V and VI (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Funds in order to effect certain investments for the Commodity Funds consistent with each Commodity Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2012 of each Commodity Subsidiary to its respective Commodity Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Emerging Multi-Asset Fund	PIMCO Cayman Commodity Fund V Ltd.	6/6/2011	7/1/2011	$43,895	$10	0.0%
PIMCO EqS Pathfinder FundTM	PIMCO Cayman Commodity Fund VI Ltd.	6/6/2011	6/20/2011	2,257,705	34,379	1.5

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contracts settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser (the “Adviser”), Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses these fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

3. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Commodity Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Fund. Based on such rulings, the Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. Note that the loss from the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO Dividend and Income Builder Fund	$854	$(226)	$628
PIMCO EqS Dividend Fund	4,798	(549)	4,249
PIMCO EqS Emerging Markets Fund	35,731	(30,734)	4,997
PIMCO Emerging Multi-Asset Fund	517	(1,047)	(530)
PIMCO EqS Pathfinder FundTM	257,569	(94,522)	163,047

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	MEI	Merrill Lynch International	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.	ULO	UBS AG London
GSC	Goldman Sachs & Co.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	THB	Thai Baht
CZK	Czech Koruna	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
HKD	Hong Kong Dollar	PHP	Philippine Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter
CBOT	Chicago Board of Trade

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	EAFE	Europe, Australasia, and Far East Stock Index

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	SP - GDR	Sponsored Global Depositary Receipt
LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt	SPDR	Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President and Trustee, Principal Executive Officer

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President and Trustee, Principal Executive Officer

Date:	May 24, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 24, 2012